Business Segmental Data - Schedule of Segment by Geographical Areas (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Revenue	[1]	$ 270,126	$ 261,253	$ 252,994
Non-current assets		737,305	1,070,757	980,888
Groups Operation
Disclosure of geographical areas [line items]
Non-current assets	[2]	722,043	1,032,736
Theatrical
Disclosure of geographical areas [line items]
Revenue	[3]	69,542	79,069	101,023
Satellite Content Licensing
Disclosure of geographical areas [line items]
Revenue	[3]	77,453	97,168	88,013
Digital and Other Ancillary
Disclosure of geographical areas [line items]
Revenue	[3]	123,131	85,016	63,958
India | Groups Operation
Disclosure of geographical areas [line items]
Revenue		100,387	98,073	121,966
Non-current assets	[2]	336,431	354,843
India | Customer Location
Disclosure of geographical areas [line items]
Revenue		116,078	109,986	129,251
Europe | Groups Operation
Disclosure of geographical areas [line items]
Revenue		63,196	27,028	25,686
Non-current assets	[2]	34,217	18,678
Europe | Customer Location
Disclosure of geographical areas [line items]
Revenue		2,345	7,739	7,695
North America | Groups Operation
Disclosure of geographical areas [line items]
Revenue		1,759	1,244	2,549
Non-current assets	[2]	4	7
North America | Customer Location
Disclosure of geographical areas [line items]
Revenue		5,682	5,147	10,132
Rest of the World | Groups Operation
Disclosure of geographical areas [line items]
Revenue		104,784	134,908	102,793
Non-current assets	[2]	351,391	659,208
Rest of the World | Customer Location
Disclosure of geographical areas [line items]
Revenue		$ 146,021	$ 138,381	$ 105,916

[1]	Net of significant discounting component
[2]	Non-current assets include property and equipment, intangible assets (tradename, content and others) goodwill and restricted deposit.
[3]	Catalogue sales is apportioned in a specified ratio between theatrical, satellite content licensing and digital and other ancillary revenues.